FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
NOTE 11 – FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Liabilities

For purposes of determining whether certain instruments are derivatives for accounting treatment, the Company follows the accounting standard that provides guidance for determining whether an equity-linked financial instrument, or embedded feature, is indexed to an entity’s own stock. The standard applies to any freestanding financial instruments or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own common stock.

Liabilities measured at fair value on a recurring basis are summarized as follows:
	Level 1	Level 2	Level 3	Total
Derivative liability related to fair value of warrants	$-	$-	$1,802,375	$1,802,375
Total	$-	$-	$1,802,375	$1,802,375

The following table details the approximate fair value measurements within the fair value hierarchy of the Company’s derivative liabilities using Level 3 inputs:

Balance at January 1, 2015	$6,370,709
Conversion of notes payable, net of interest expense	(31,397)
Conversion of warrants related to licensing fees	(1,867,417)
Change in fair value of derivative liabilities	(2,669,520)

Balance at December 31, 2015	$1,802,375

The Company has no assets that are measured at fair value on a recurring basis. There were no assets or liabilities measured at fair value on a non-recurring basis during the year ended December 31, 2015.

As of December 31, 2015, the Company’s outstanding warrants were treated as derivative liabilities and changes in the fair value were recognized in earnings. These Common Stock purchase warrants did not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using Black-Scholes and the following assumptions:
December 31, 2015
Annual Dividend Yield	0.0%
Expected Life (Years)	2.0 - 3.0
Risk-Free Interest Rate	1.06% - 1.31%
Expected Volatility	178.5% - 179.3%

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term of these warrants. The Company had no reason to believe future volatility over the expected remaining life of these warrants was likely to differ materially from historical volatility. The expected life was based on the remaining contractual term of the warrants. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the warrants.